Accounts payable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable, Current [Abstract]
Schedule of accounts payable	Accounts payable consist of the following:

	As of December 31,
	2024	2025
	(RMB in millions)
Vendor payable	157,147	149,368
Shipping charges payable and others	35,713	39,011

Total	192,860	188,379

Schedule of movement in the accounts payable
The movements in the
accounts payable
under supply chain financing arrangements are as follows, among which, RMB15,233 million and RMB17,834 million were related to arrangements with JD Technology as of December 31, 2024 and 2025, respectively.

	For the year ended December 31,
	2024	2025
	(RMB in millions)
Balance at beginning of the year	21,316	15,294
Additions	144,047	126,598
Payments	(150,069)	(123,971)

Balance at end of the year	15,294	17,921